Inventories and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
Inventories and Cost of Sales [Abstract]
Schedule of Inventories and Cost of Sales
	2025		2024	2023

Finished goods	Ps.	1,277,162	1,877,018	1,395,220
Packing material		276,331	272,958	257,686
Raw materials		169,466	117,689	130,341
		1,722,959	2,267,665	1,783,247
Merchandise in transit		274,238	237,428	247,286
	Ps.	1,997,197	2,505,093	2,030,533